Commitments - Schedule of Future Operating Lease Minimum Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2015	$ 1,970
2016	2,000
2017	1,948
2018	539
Thereafter	518
Total operating leases future minimum payments	$ 6,975